Investments (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of Investments in Associates and Joint Ventures

0	Joint Ventures	Associates (1)	Total
Balance at December 31, 2022	546	1,020	1,566
Investments	10	7	17
Restructuring, capital decrease and others	−	1	1
Results of equity-accounted investments	54	(41)	13
Translation adjustment	3	(104)	(101)
Other comprehensive income	−	206	206
Dividends	(57)	(1)	(58)
Balance at June 30, 2023	556	1,088	1,644

(1)	It includes other investments.

	Joint Ventures	Associates (1)	Total
Balance at December 31, 2021	509	1,001	1,510
Investments	14	5	19
Transfer to assets held for sale	1	(59)	(58)
Restructuring, capital decrease and others	(1)	(14)	(15)
Results of equity-accounted investments	157	184	341
Translation adjustment	2	(16)	(14)
Other comprehensive income	1	144	145
Dividends	(105)	(106)	(211)
Balance at June 30, 2022	578	1,139	1,717

(1)	It includes other investments.